Operating leases and finance leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
CHF million	31.12.17
Expenses for operating leases to be recognized in:
2018	666
2019	602
2020	516
2021	429
2022	382
2023 and thereafter	2,013
Subtotal commitments for minimum payments under operating leases	4,608
Less: Sublease rental income commitments	262
Net commitments for minimum payments under operating leases	4,346

Disclosure Of Operating Lease Expense Explanatory
CHF million	31.12.17	31.12.16	31.12.15
Gross operating lease expense recognized in the income statement	725	749	743
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	658	671	673

Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
CHF million	31.12.17
	Total minimum lease payments	Unearned financeincome	Present value
2018	333	22	311
2019–2022	684	36	648
Thereafter	112	3	110
Total	1,129	61	1,069

UBS AG
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
CHF million	31.12.17
Expenses for operating leases to be recognized in:
2018	652
2019	588
2020	506
2021	422
2022	375
2023 and thereafter	1,984
Subtotal commitments for minimum payments under operating leases	4,526
Less: Sublease rental income commitments	262
Net commitments for minimum payments under operating leases	4,265

Disclosure Of Operating Lease Expense Explanatory
CHF million	31.12.17	31.12.16	31.12.15
Gross operating lease expense recognized in the income statement	684	737	741
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	617	659	671

Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
CHF million	31.12.17
	Total minimum lease payments	Unearned financeincome	Present value
2018	333	22	311
2019–2022	684	36	648
Thereafter	112	3	110
Total	1,129	61	1,069